CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2009	$ 1,078,684	$ 470	$ 881,512	$ (4,599)	$ 234,728	$ (33,427)
Net income	(89,128)				(89,128)
Other comprehensive income, net of deferred income taxes	5,338					5,338
Exercise of stock options	25,712	10	25,702
Net tax benefit (expense) related to stock-based compensation	(254)		(254)
Employee stock plan purchases	354		354
Issuance of stock to employees	9		9
Restricted stock units surrendered	(1,278)	1	(1,279)
Restricted stock shares surrendered	(34)		(34)
Stock-based compensation expense	10,349		10,349
Ending Balance at Dec. 31, 2010	1,029,752	481	916,359	(4,599)	145,600	(28,089)
Net income	10,177				10,177
Other comprehensive income, net of deferred income taxes	(7,942)					(7,942)
Exercise of stock options	4,459	2	4,457
Net tax benefit (expense) related to stock-based compensation	(524)		(524)
Employee stock plan purchases	369		369
Issuance of stock to employees	13		13
Restricted stock units surrendered	(904)	1	(905)
Restricted stock shares surrendered	(18)		(18)
Stock-based compensation expense	10,153		10,153
Ending Balance at Dec. 31, 2011	1,045,535	484	929,904	(4,599)	155,777	(36,031)
Net income	(26,644)				(26,644)
Other comprehensive income, net of deferred income taxes	11,428					11,428
Issuance of common stock	32,722	8	32,714
Repurchase of Company stock for retirement	(185,400)	(50)			(185,350)
Payment of dividend	(62,007)	67	247,775		(309,849)
Exercise of stock options	25,080	13	25,067
Net tax benefit (expense) related to stock-based compensation	8,991		8,991
Employee stock plan purchases	252		252
Restricted stock units surrendered	(5,314)	4	(5,318)
Restricted stock shares surrendered	(9)		(9)
Dividend shares received on Company's common stock in supplemental employee retirement plan			2,635	(2,635)
Stock-based compensation expense	8,964		8,964
Ending Balance at Dec. 31, 2012	$ 853,598	$ 526	$ 1,250,975	$ (7,234)	$ (366,066)	$ (24,603)